Submission	Jun. 18, 2026
Submission [Line Items]
Central Index Key	0001835856
Registrant Name	Better Home & Finance Holding Company
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A